Advances from the Federal Home Loan Bank of New York (Tables)	12 Months Ended
Dec. 31, 2015
Banking And Thrift [Abstract]
Contractual Maturities of Advances from the FHLB NY

12. ADVANCES FROM THE FEDERAL HOME LOAN BANK OF NEW YORK (Continued)

The contractual maturities of the Company’s fixed-rate advances from the FHLBNY at December 31, 2015 were as follows:

CONTRACTUAL MATURITIES OF ADVANCES FROM THE FHLBNY

Years Ended December 31,	Amount
2015	—
2016	—
2017	—
2018	607
2019	25,000
Thereafter	60,000
Total	$85,607